Income Taxes (Income Tax Rate Reconciliation) (Details) - USD ($) $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Federal income tax										$ 4,729	$ 4,327
Add (deduct) effect of:
State income taxes net of federal income tax effect										656	564
Tax-exempt interest income										(706)	(724)
Bank-owned life insurance										(187)	(203)
Other items, net										131	98
Income tax expense (benefit)	$ 852	$ 1,006	$ 1,456	$ 1,113	$ 1,048	$ 747	$ 1,148	$ 1,112	$ 1,055	$ 4,623	$ 4,062